Revenues	9 Months Ended
Sep. 30, 2025
Revenues [Abstract]
REVENUES
17	REVENUES

	For the nine months ended September 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Revenue from services	22,395,376	39,978,933	9,497,085
Revenue from tangible products	9,964,600	23,410,105	5,561,124
Revenue from rental	-	376,200	89,367
Revenue from non-related parties	32,359,976	63,765,238	15,147,576

Total revenue	32,359,976	63,765,238	15,147,576

Revenue from services
Performance obligation satisfied over time
Subscription services	9,680,695	18,062,859	4,290,872
Software consultation and development services	4,684,825	8,186,078	1,944,621
Social media management services	3,328,210	5,257,407	1,248,909
Data management & analysis services	4,701,646	8,472,589	2,012,683
	22,395,376	39,978,933	9,497,085

Revenue from tangible products
Performance obligation satisfied at point in time
Food ordering kiosk with screen	4,928,245	14,182,090	3,368,988
Power bank charging station	5,036,355	9,228,015	2,192,136
	9,964,600	23,410,105	5,561,124

Revenue from rental
Performance obligation satisfied at point in time
Coffee Machine Kiosk Rental	-	376,200	89,367

Total revenue	32,359,976	63,765,238	15,147,576

Transaction price allocated to remaining performance obligation

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligation as at September 30, 2024 and 2025 may be recognized as revenue in the next reporting periods as follows:

	As of
	September 30, 2024	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	RM	Convenience Translation USD
Unsatisfied and partially unsatisfied performance obligation	149,324	-	-	-

Unsatisfied performance obligation solely consists of deferred revenue, money received for goods or services not yet delivered or performed.